ACCRUED AND OTHER CURRENT LIABILITIES (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Payables and Accruals [Abstract]
Legal matters and related fees	$ 1,890	$ 1,672
Product rebates	908	747
Product returns	482	575
Employee compensation and benefit costs	336	316
Interest	328	341
Income taxes payable	98	158
Other	749	767
Accrued and other current liabilities	$ 4,791	$ 4,576